EXPLORATION AND EVALUATION ASSETS (Narrative) (Details)	12 Months Ended
Dec. 31, 2017 USD ($) yr mi shares
Statement [Line Items]
Exploration And Evaluation Assets 1	100.00%
Exploration And Evaluation Assets 2	100.00%
Exploration And Evaluation Assets 3	90.00%
Exploration And Evaluation Assets 4	$ 14,540,000
Exploration And Evaluation Assets 5	4,580,000
Exploration And Evaluation Assets 6	$ 1,500,000
Exploration And Evaluation Assets 7	100.00%
Exploration And Evaluation Assets 8	$ 2,200,000
Exploration And Evaluation Assets 9 | yr	10
Exploration And Evaluation Assets 10	2.00%
Exploration And Evaluation Assets 11	1.00%
Exploration And Evaluation Assets 12	$ 1,000,000
Exploration And Evaluation Assets 13	100.00%
Exploration And Evaluation Assets 14	$ 500,000
Exploration And Evaluation Assets 15 | shares	250,000
Exploration And Evaluation Assets 16	2.00%
Exploration And Evaluation Assets 17	$ 7,500,000
Exploration And Evaluation Assets 18	$ 5,000,000
Exploration And Evaluation Assets 19 | yr	11
Exploration And Evaluation Assets 20	$ 3,720,000
Exploration And Evaluation Assets 21	1,458,774
Exploration And Evaluation Assets 22	1,363,258
Exploration And Evaluation Assets 23	895,258
Exploration And Evaluation Assets 24	688,000
Exploration And Evaluation Assets 25	238,000
Exploration And Evaluation Assets 26	188,000
Exploration And Evaluation Assets 27	63,000
Exploration And Evaluation Assets 28	51,000
Exploration And Evaluation Assets 29	1,510,000
Exploration And Evaluation Assets 30	850,000
Exploration And Evaluation Assets 31	300,000
Exploration And Evaluation Assets 32	92,112
Exploration And Evaluation Assets 33	550,000
Exploration And Evaluation Assets 34	100,000
Exploration And Evaluation Assets 35	200,000
Exploration And Evaluation Assets 36	$ 230,000
Exploration And Evaluation Assets 37	3.00%
Exploration And Evaluation Assets 38	2.00%
Exploration And Evaluation Assets 39	$ 1,500,000
Exploration And Evaluation Assets 40	90.00%
Exploration And Evaluation Assets 41 | mi	200
Exploration And Evaluation Assets 42	90.00%
Exploration And Evaluation Assets 43	$ 5,000,000
Exploration And Evaluation Assets 44	1,500,000
Exploration And Evaluation Assets 45	$ 3,000,000
Exploration And Evaluation Assets 46	90.00%
Exploration And Evaluation Assets 47	10.00%
Exploration And Evaluation Assets 48	1.75%
Exploration And Evaluation Assets 49	50.00%
Exploration And Evaluation Assets 50	$ 25,000,000